Reconciliation of Liabilities Arising from Financing Activities - Schedule of Changes in Liabilities Arising from Financing Activities (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Changes in Liabilities Arising from Financing Activities [Line Items]
Liabilities arising from financing activities, beginning balance	$ 2,605,061	$ 3,404,167	$ 21,827,387
Cash-flows:
-Repayment	(46,360)	(330,180)	(2,890,252)
-Interest paid	(524)	(13,386)
-Proceeds			1,895,151
-Capital element of lease rentals paid	(3,074,617)	(1,899,078)	(2,249,306)
-Interest element of lease rentals paid	(183,293)	(144,451)	(402,844)
Non-cash:
-Loan conversion agreement			(15,914,615)
-Entering into new leases	4,511,630	1,580,321	922,578
-Exchange adjustments	411,043	7,668	216,068
Liabilities arising from financing activities, ending balance	4,222,940	2,605,061	3,404,167
Borrowings [Member]
Schedule of Changes in Liabilities Arising from Financing Activities [Line Items]
Liabilities arising from financing activities, beginning balance	44,232	381,651	17,081,434
Cash-flows:
-Repayment	(46,360)	(330,180)	(2,890,252)
-Interest paid	(524)	(13,386)
-Proceeds			1,895,151
-Capital element of lease rentals paid
-Interest element of lease rentals paid
Non-cash:
-Loan conversion agreement			(15,914,615)
-Entering into new leases
-Exchange adjustments	2,652	6,147	209,933
Liabilities arising from financing activities, ending balance		44,232	381,651
Lease Liabilities [Member]
Schedule of Changes in Liabilities Arising from Financing Activities [Line Items]
Liabilities arising from financing activities, beginning balance	2,560,829	3,022,516	4,745,953
Cash-flows:
-Repayment
-Interest paid
-Proceeds
-Capital element of lease rentals paid	(3,074,617)	(1,899,078)	(2,249,306)
-Interest element of lease rentals paid	(183,293)	(144,451)	(402,844)
Non-cash:
-Loan conversion agreement
-Entering into new leases	4,511,630	1,580,321	922,578
-Exchange adjustments	408,391	1,521	6,135
Liabilities arising from financing activities, ending balance	$ 4,222,940	$ 2,560,829	$ 3,022,516